Consolidated Statements of Income (Parentheticals)		12 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Income Statement [Abstract]
Diluted	[1]	16,000,000	16,000,000	16,000,000	16,000,000
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.62	$ 0.08	$ 0.39	$ 0.59

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.